February 17, 2012

VIA EDGAR

The United States Securities
  and Exchange Commission
SEC Headquarters
100 F Street N.E.
Washington, D.C.  20549-8629

Subject:             Nationwide VLI Separate Account - 4 of
           Nationwide Life Insurance Company
           SEC File No. 333-137202
           CIK No. 0001041357

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account – 4 (the “Variable Account”) and Nationwide Life Insurance Company, (the “Company”) we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 11 to the Registration Statement for the Company and the Variable Account which became effective February 14, 2012.

Please contact the undersigned at (614) 677-3548 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ SHAWN M. PARRY
Shawn M. Parry
Senior Counsel